Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) CAD in Millions, $ in Millions	Jun. 30, 2017 CAD	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CAD
Regulatory Assets [Line Items]
Total regulatory assets	CAD 2,923		CAD 2,933
Less: current portion	(306)		(313)
Long-term regulatory assets	2,617		2,620
Reclassification of capital assets to regulatory assets	50	$ 38
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,894		2,183
Less: current portion	(455)		(492)
Long-term regulatory liabilities	1,439		1,691
Non-asset retirement obligation removal cost provision
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,098		1,194
Rate stabilization accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	205		230
Return on equity refund liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	184		346
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	65		49
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	60		71
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	59		53
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	48		42
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	175		198
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,267		1,260
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	545		576
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	194		178
Rate stabilization accounts
Regulatory Assets [Line Items]
Total regulatory assets	158		183
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	100		97
Deferred operating overhead costs
Regulatory Assets [Line Items]
Total regulatory assets	85		78
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	80		107
Navajo retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	50		0
Natural gas for transportation incentives
Regulatory Assets [Line Items]
Total regulatory assets	34		40
Other
Regulatory Assets [Line Items]
Total regulatory assets	CAD 410		CAD 414